FORM N-SAR-U
                                  ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:      /   /     (a)

or fiscal year ending:                  12/31/99   (b)

Is this a transition report?:(Y/N)           N

Is this an amendment to a previous           N
filing? (Y/N)

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name: First  Investors  Single Payment and Periodic  Payment
                          Plans for the Accumulation of Shares First Investors Global Fund, Inc.

     B.  File Number:     811-575

     C.  Telephone
         Number:          (212) 858-8000

2.   A.  Street:          95 Wall Street

     B.  City:  New York  C.  State: New York   D.  Zip Code: 10005  Zip Ext:

     E.  Foreign Country:                                    Foreign Postal
                                                             Code:


3.       Is this the first filing on this form by
         Registrant? (Y/N)                                          N
                                                                 ------

4.       Is this the last filing on this form by
         Registrant? (Y/N)                                          N
                                                                 ------

5.       Is Registrant a small business investment
         company (SBIC)? (Y/N)
         [If answer is "Y" (Yes), complete only items               N
         89 through 110.]                                        ------

6.       Is Registrant a unit investment trust (UIT)?
         (Y/N)                                                      Y
                                                                 ------
         [If answer is "Y" (Yes), complete only items
         111 through 132.]

7.   A.  Is Registrant a series or multiple portfolio
         company? (Y/N)
                                                                 ------
         [If answer is "N" (No), go to item 8.]

     B.  How many separate series or portfolios did
         Registrant have at the end of the period?
                                                                 ------

                                                        -----------------------
                                                        If filing more than one
         For period ending    12/31/99                  Page 50, "X" box" [ ]
                                                        -----------------------

         File number 811-     575


123.   [/]  State the total value of the additional units
            considered in answering item 122 ($000's omitted)     $
            __________________________                             ------------



124.   [/]  State the total value of units of prior series
            that were placed in the portfolios of subsequent
            series during the current period (the value of
            these units is to be measured on the date they
            were placed in $ the subsequent series) ($000's
            omitted)_______________________                       $
                                                                   ------------

125.   [/]  State the total dollar amount of sales loads
            collected (before reallowances to other brokers or
            dealers) by Registrant's principal underwriter and
            any underwriter which is an affiliated person of the
            principal underwriter during the current period
            solely from the sale of units of all series of        $         57
            Registrant ($000's omitted)_______________________     ------------



126.   Of the amount shown in item 125, state the total dollar
       amount of sales loads collected from secondary market
       operations in Registrant's units (include the sales
       loads, if any, collected on units of a prior series $
       placed in the portfolio of a subsequent series.)
       ($000's omitted)_______________________                    $          0
                                                                   ------------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                      Number of             Total Assets        Total Income
                                                       Series                 ($000's           Distributions
                                                      Investing               omitted          (000'S omitted)
                                                      ---------               -------          ---------------

A.     U.S. Treasury direct issue                                           $                   $
                                  ------------     ----------------           -------------       ------------



B.     U.S. Government agency                                               $                   $
                                  ------------     ----------------           -------------       ------------



C.     State and municipal tax-free                                         $                   $
                                  ------------     ----------------           -------------       ------------



D.     Public utility debt                                                  $                   $
                                  ------------     ----------------           -------------       ------------



E.     Brokers or dealers debt or debt
       of brokers' or dealers' parent                                       $                   $
                                  ------------     ----------------           -------------       ------------


F.     All other corporate intermed.
        & long-term debt                                                    $                   $
                                  ------------     ----------------           -------------       ------------



G.     All other corporate short-term                                       $                   $
       debt                       ------------     ----------------           -------------       ------------

H.     Equity securities of brokers or
       dealers or parents of brokers                                        $                   $
       or dealers                 ------------     ----------------           -------------       ------------


I.     Investment company equity                              1             $ 32,406            $      0
       securities                 ------------     ----------------           -------------       ------------

J.     All other equity securities                                          $                   $
                                  ------------     ----------------           -------------       ------------


K.     Other securities                                                     $              $
                                  ------------     ----------------           -------------       ------------


L.     Total assets of all series of                                        $ 32,406           $
       registrants                ------------     ----------------           -------------       ------------

                                                       -----------------------
                                                       If filing more than one
         For period ending  12/31/99                   Page 50, "X" box: [  ]
                                                       -----------------------
         File number 811-  575


128.   [/]  Is the timely payment of principal and interest on
            any of the portfolio securities held by any of
            Registrant's series at the end of the current period
            insured or guaranteed by an entity other than the
            issuer?
                         ---------------------------------------   ------------
                    (Y/N)                                             Y/N

129.   [/]  Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal or interest at the end of the current period?

                         ---------------------------------------   ------------
                    (Y/N)                                             Y/N

            [If answer is "N" (No), go to item 131.]

130.   [/]  In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees?
                         ---------------------------------------   ------------
                    (Y/N)                                             Y/N

            [If answer is "N" (No), go to item 131.]

131.   Total  expenses  incurred by all series of Registrant
       during the current reporting period ($000's omitted)
                                                                   $   80
                         ---------------------------------------   ------------


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-              811-             811-             811-             811-
    -----------       -----------      -----------      -----------      -------

811-              811-             811-             811-             811-
    -----------       -----------      -----------      -----------      -------

811-              811-             811-             811-             811-
    -----------       -----------      -----------      -----------      -------

      This report is signed on behalf of the depositor in the City and State of New York on the 25th day of February, 2000.


                                          FIRST INVESTORS CORPORATION
                                          Depositor


Witness     /s/ Larry R. Lavoie           By /s/ Marvin M. Hecker
            -------------------           ----------------------------
            Larry R. Lavoie                     Marvin M. Hecker
            Secretary                           President